Rule 497(c)

Registration Nos. 033-16905 and 811-05309

[CHAPMAN AND CUTLER LLP LETTERHEAD]

October 21, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.

                                                         (Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen Colorado Tax Free Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Missouri Tax Free Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Ohio Tax Free Fund and Nuveen Oregon Intermediate Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on September 30, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures